Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As per item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (CAP) as defined in Item 402(v) and performance. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with its performance, refer to the “Compensation Discussion and Analysis.”.

Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers	Value of initial fixed $100 investment based on Total shareholder return	Value of initial fixed $100 investment based on S&P 400 Specialty Chemical TSR	Net income $000s	Net sales $000s
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,852,874	$3,432,747	$729,905	$817,432	$113	$114	$27,404	$609,615
2021	$2,463,689	$3,089,570	$708,587	$802,097	$85	$128	$18,587	$557,676
2020	$2,181,538	$1,925,191	$645,118	$610,063	$80	$108	$15,242	$458,704

Footnotes to Table 1:

1. Our principal executive officer (“PEO”) for each of the fiscal years 2022, 2021 and 2020 is Eric G. Wintemute. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Wintemute for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

2. The dollar amounts reported in column I represent the amount of “compensation actually paid” to the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(a)	(b)	(c)	(d)
2022	$2,852,874	$(1,407,292)	$1,987,165	$—	$—	$3,432,747
2021	$2,463,689	$(1,306,087)	$1,931,968	$—	$—	$3,089,570
2020	$2,181,538	$(1,392,708)	$1,136,361	$—	$—	$1,925,191
a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

3. (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,289,835	$859,999	$161,607	$—	$(324,276)	$—	$1,987,165
2021	$1,061,580	$144,499	$290,744	$487,478	$(52,333)	$—	$1,931,968
2020	$1,503,640	$(505,018)	$(183,806)	$390,800	$(69,255)	$—	$1,136,361

3. The dollar amounts reported in column (d) of Table 1 represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for the years 2022, 2021 and 2020 were Ulrich G. Trogele, David T. Johnson, Timothy J. Donnelly, Anthony S. Hendrix and Peter E. Eilers.

4. The dollar amounts reported in column (e) of Table 1 represent the average amount of “compensation actually paid” (also, "CAP") to the NEOs as a group (excluding the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
			(a)		(b)
2022	$729,905	$(157,462)	$244,989	$—	$—	$817,432
2021	$708,587	$(179,315)	$272,825	$—	$—	$802,097
2020	$645,118	$(211,566)	$176,511	$—	$—	$610,063

The amounts deducted or added in calculating the total average equity award adjustments for NEOs other than the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$144,484	$125,605	$24,945	$—	$(50,045)	$—	$244,989
2021	$145,746	$22,097	$42,051	$70,498	$(7,567)	$—	$272,825
2020	$228,417	$(75,693)	$(30,040)	$63,445	$(9,618)	$—	$176,511

There are no amounts deducted or added in calculating total pension benefit adjustments, as the Company does not sponsor any privately-sponsored pension plan or defined benefit plan. On behalf of Mr. Eilers, the Company contributes toward a pension plan sponsored by a third party with respect to which the Company is not privy to funding or other metrics that would be used in establishing actuarial values.

5. Cumulative TSR in column (f) of Table 1 is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6. Column (g) of Table 1 represents the TSR of the S&P 400 Specialty Chemical Index.

7. The dollar amounts reported in column (h) of Table 1 represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8. The dollar amounts reported in column (i) of Table 1 represent the amount of net sales reflected in the Company’s audited consolidated financial statements for the applicable year.

Company Selected Measure Name	net sales
Named Executive Officers, Footnote [Text Block]	The NEOs for the years 2022, 2021 and 2020 were Ulrich G. Trogele, David T. Johnson, Timothy J. Donnelly, Anthony S. Hendrix and Peter E. Eilers.
Peer Group Issuers, Footnote [Text Block]	Column (g) of Table 1 represents the TSR of the S&P 400 Specialty Chemical Index.
PEO Total Compensation Amount	$ 2,852,874	$ 2,463,689	$ 2,181,538
PEO Actually Paid Compensation Amount	$ 3,432,747	3,089,570	1,925,191
Adjustment To PEO Compensation, Footnote [Text Block]	The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(a)	(b)	(c)	(d)
2022	$2,852,874	$(1,407,292)	$1,987,165	$—	$—	$3,432,747
2021	$2,463,689	$(1,306,087)	$1,931,968	$—	$—	$3,089,570
2020	$2,181,538	$(1,392,708)	$1,136,361	$—	$—	$1,925,191
a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

3. (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,289,835	$859,999	$161,607	$—	$(324,276)	$—	$1,987,165
2021	$1,061,580	$144,499	$290,744	$487,478	$(52,333)	$—	$1,931,968
2020	$1,503,640	$(505,018)	$(183,806)	$390,800	$(69,255)	$—	$1,136,361

Non-PEO NEO Average Total Compensation Amount	$ 729,905	708,587	645,118
Non-PEO NEO Average Compensation Actually Paid Amount	$ 817,432	802,097	610,063
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
			(a)		(b)
2022	$729,905	$(157,462)	$244,989	$—	$—	$817,432
2021	$708,587	$(179,315)	$272,825	$—	$—	$802,097
2020	$645,118	$(211,566)	$176,511	$—	$—	$610,063

The amounts deducted or added in calculating the total average equity award adjustments for NEOs other than the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$144,484	$125,605	$24,945	$—	$(50,045)	$—	$244,989
2021	$145,746	$22,097	$42,051	$70,498	$(7,567)	$—	$272,825
2020	$228,417	$(75,693)	$(30,040)	$63,445	$(9,618)	$—	$176,511

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Net Sales
Total Shareholder Return Vs Peer Group [Text Block]	Cumulative TSR of the Company and Cumulative TSR of the S&P 400 Specialty Chemical Index
Tabular List [Table Text Block]

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our shareholders. The most important metrics used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Net Sales
•
Adjusted EBITDA*
•
Earnings Per Share

* Adjusted EBITDA is calculated by taking the sum of net income plus stock compensation expense, depreciation and amortization, proxy costs, interest expenses (net) and the provision for income taxes.

Total Shareholder Return Amount	$ 113	85	80
Peer Group Total Shareholder Return Amount	114	128	108
Net Income (Loss)	$ 27,404,000	$ 18,587,000	$ 15,242,000
Company Selected Measure Amount	609,615,000	557,676,000	458,704,000
PEO Name	Eric G. Wintemute	Eric G. Wintemute	Eric G. Wintemute
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Non-GAAP Measure Description [Text Block]	The dollar amounts reported in column (i) of Table 1 represent the amount of net sales reflected in the Company’s audited consolidated financial statements for the applicable year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,407,292)	$ (1,306,087)	$ (1,392,708)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,987,165	1,931,968	1,136,361
PEO [Member] | Reported Change in the Actuarial Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,289,835	1,061,580	1,503,640
PEO [Member] | Equity Awards Adjustments Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	859,999	144,499	(505,018)
PEO [Member] | Equity Awards Adjustments Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,607	290,744	(183,806)
PEO [Member] | Equity Awards Adjustments Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	487,478	390,800
PEO [Member] | Equity Awards Adjustments Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(324,276)	(52,333)	(69,255)
PEO [Member] | Equity Awards Adjustments Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(157,462)	(179,315)	(211,566)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	244,989	272,825	176,511
Non-PEO NEO [Member] | Reported Change in the Actuarial Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	144,484	145,746	228,417
Non-PEO NEO [Member] | Equity Awards Adjustments Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	125,605	22,097	(75,693)
Non-PEO NEO [Member] | Equity Awards Adjustments Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,945	42,051	(30,040)
Non-PEO NEO [Member] | Equity Awards Adjustments Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	70,498	63,445
Non-PEO NEO [Member] | Equity Awards Adjustments Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,045)	(7,567)	(9,618)
Non-PEO NEO [Member] | Equity Awards Adjustments Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0